Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 81,449	$ 91,635	$ 85,576
Cost of revenues	(38,766)	(47,274)	(43,611)
Gross profit	42,683	44,361	41,965
Research and development expenses	(4,868)	(6,198)	(6,456)
Sales and marketing expenses	(23,986)	(19,926)	(14,304)
General and administrative expenses	(12,577)	(15,947)	(17,118)
Other (expense)/income, net	6,714	2,095	(1,500)
Income from operations	7,966	4,385	2,587
Interest income	68	227	70
Interest expenses	(196)	(196)	(133)
Income before income tax	7,838	4,416	2,524
Income tax expenses	(1,525)	(68)	(70)
Share of profit/(loss) in equity method investments, net of tax	(12)	210	357
Net income	6,301	4,558	2,811
Net income attributable to ordinary shareholders of the Company	6,301	4,558	2,811
Net income	6,301	4,558	2,811
Foreign currency translation adjustment	(159)	(229)	587
Total comprehensive income	$ 6,142	$ 4,329	$ 3,398
Net earnings per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share)	$ 0.02	$ 0.01	$ 0.01
Diluted (in Dollars per share)	$ 0.02	$ 0.01	$ 0.01
Weighted average number of ordinary shares used in computing net earnings per share
Basic (in Shares)	378,546,843	376,344,425	371,726,318
Diluted (in Shares)	378,546,843	376,344,425	371,726,318
Revenues from Services
Revenues	$ 61,060	$ 60,002	$ 58,570
Sales of Products
Revenues	20,389	31,633	27,006
Cost of Services
Cost of revenues	(25,639)	(23,503)	(24,318)
Cost of Products Sold
Cost of revenues	$ (13,127)	$ (23,771)	$ (19,293)